CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest Income		$ 8,950,698,692	$ 11,240,291,786	$ 5,278,101,224
Interest Expense		(3,359,592,740)	(7,155,627,141)	(4,155,211,095)
Net Income from Interest		5,591,105,952	4,084,664,645	1,122,890,129
Fee Income		1,380,202,559	1,292,624,130	1,196,381,562
Fee related Expenses		(194,774,890)	(178,048,296)	(198,491,400)
Net Fee Income		1,185,427,669	1,114,575,834	997,890,162
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss		941,251,781	647,560,109	2,489,320,770
Income from Derecognition of Assets Measured at Amortized Cost		222,930,250	99,551,168	4,398,570
Exchange rate differences on foreign currency		168,110,939	1,448,270,093	148,158,120
Other Operating Income		530,271,688	902,574,796	543,263,644
Insurance Business Result		17,402,929	85,923,679	94,747,023
Impairment Charge		(936,733,707)	(450,820,015)	(386,067,328)
Net Operating Income		7,719,767,501	7,932,300,309	5,014,601,090
Personnel Expenses		(1,119,867,405)	(830,935,184)	(713,356,120)
Administrative Expenses		(818,639,775)	(697,981,452)	(660,552,321)
Depreciation Expenses		(204,183,208)	(199,254,844)	(205,243,399)
Other Operating Expenses		(1,367,977,988)	(1,337,134,892)	(936,946,928)
Loss on net monetary position		(2,589,255,542)	(3,590,114,689)	(2,012,714,692)
Operating Income		1,619,843,583	1,276,879,248	485,787,630
Share of profit from Associates and Joint Ventures	[1]	780,861,835	6,927,198	(3,248,641)
Income before Taxes from Continuing Operations		2,400,705,418	1,283,806,446	482,538,989
Income Tax from Continuing Operations		(636,881,205)	(486,656,385)	(124,930,000)
Net Income from Continuing Operations		1,763,824,213	797,150,061	357,608,989
Net Income for the Year		1,763,824,213	797,150,061	357,608,989
Net Income for the Year Attributable to parent company´s owners		1,763,971,045	797,156,007	357,608,923
Net Income for the Year Attributable to Non-controlling Interests		(146,832)	(5,946)	66
Earnings per Share
Net Income Attributable to parent company´s owners		1,763,971,045	797,156,007	357,608,923
Net Income Attributable to parent company´s owners Adjusted by dilution effects		$ 1,763,971,045	$ 797,156,007	$ 357,608,923
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)		1,483,089	1,474,692	1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)		1,483,089	1,474,692	1,474,692
Basic Earnings per Share (in ars per share)		$ 1,189.39	$ 540.56	$ 242.50
Diluted Earnings per Share (in ars per shares)		$ 1,189.39	$ 540.56	$ 242.50

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.